SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SIGNIFICANT ACCOUNTING POLICIES
Impact of highly inflationary economy - Argentina	$ 2.9	$ 0.3	$ 2.7	$ (0.3)	$ (1.6)	$ (11.4)	$ (2.4)
Advertising Expense					2.5	3.4	4.3
Research and Development Expense					$ 32.2	$ 41.2	$ 43.0
MEIP awards excluded from computation of weighted average shares outstanding equivalents					9,365,021	5,915,319	5,501,652